Insurance (Details) R$ in Thousands	Jun. 30, 2018 BRL (R$)
TypesOfFinancialLiabilitiesLineItems [Line Items]
liabilities covered under risk insurance	R$ 58,107
Civil Liability [Member]
TypesOfFinancialLiabilitiesLineItems [Line Items]
liabilities covered under risk insurance	30,000
Civil, Professional And General Liability [Member]
TypesOfFinancialLiabilitiesLineItems [Line Items]
liabilities covered under risk insurance	5,000
Machinery [Member]
TypesOfFinancialLiabilitiesLineItems [Line Items]
liabilities covered under risk insurance	8,432
Fire/Lightning/Explosion/Electrical damage (Office) [Member]
TypesOfFinancialLiabilitiesLineItems [Line Items]
liabilities covered under risk insurance	775
Storage Silo (Chaparral Farm) [Member]
TypesOfFinancialLiabilitiesLineItems [Line Items]
liabilities covered under risk insurance	R$ 13,900